Going Concern (Details Narrative) - USD ($)		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,594	$ 6,467
Cash	$ 0	$ 41,939